13F-HR
<PERIOD>		12/31/03
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED DECEMBER 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)	[ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:		126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Administrative Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY  February 13, 2004

Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:


Form 13 F Information Table Value Total: $156,802,260



			Form 13 F information Table
				Title of		Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority
Name of Issuer			Class	CUSIP		(x$1000)PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

3M Company			COM	88579Y101	2075	24,400	SH		SOLE		24,400	0	0
Aetna Inc. 8.50%		PRF STK	00817Y207	379	13,800	SH		SOLE		13,800	0	0
Alcoa Inc.			COM	013817101	2556	67,250	SH		SOLE		67,250	0	0
Alltel Corp. Equity Units 7.75	PRF STK	020039822	373	7,500	SH		SOLE		7,500	0	0
American Express Corp		COM	025816109	3126	64,810	SH		SOLE		64,810	0	0
American Int'l Group		COM	026874107	545	8,230	SH		SOLE		8,230	0	0
Amgen Inc.			COM	031162100	2473	40,025	SH		SOLE		40,025	0	0
AmSouth Bancorporation		COM	032165102	317	12,950	SH		SOLE		12,950	0	0
Anheuser Busch			COM	035229103	2761	52,420	SH		SOLE		52,420	0	0
Barr Laboratories, Inc.		COM	068306109	2876	37,375	SH		SOLE		37,375	0	0
Basic Industries Select Sector	COM	81369Y100	499	18,700	SH		SOLE		18,700	0	0
Bassett Furniture Industries, 	COM	070203104	248	15,000	SH		SOLE		15,000	0	0
Baxter International Inc. 7%	PRF STK	071813406	506	9,150	SH		SOLE		9,150	0	0
Biogen Idec Inc.		COM	09062X103	1968	53,617	SH		SOLE		53,617	0	0
Black & Decker Corporation	COM	091797100	2367	47,985	SH		SOLE		47,985	0	0
Boise Cascade Corp 7.50% ACES 	PRF STK	097383855	397	7,750	SH		SOLE		7,750	0	0
Boston Scientific Corp.		COM	101137107	765	20,800	SH		SOLE		20,800	0	0
Bristol-Myers Squibb Co.	COM	110122108	276	9,650	SH		SOLE		9,650	0	0
C.R. Bard, Inc.			COM	067383109	1690	20,800	SH		SOLE		20,800	0	0
Cadbury Schweppes PLC		COM	127209302	2656	88,850	SH		SOLE		88,850	0	0
Cardinal Health Inc.		COM	14149Y108	2040	33,350	SH		SOLE		33,350	0	0
ChevronTexaco Corporation	COM	166764100	3473	40,200	SH		SOLE		40,200	0	0
China Petroleum & Chemical Cor	COM	16941R108	311	7,000	SH		SOLE		7,000	0	0
Cinergy Corp.			COM	172474108	264	6,800	SH		SOLE		6,800	0	0
Cisco Systems Inc.		COM	17275R102	3122	128,850	SH		SOLE		128,850	0	0
CitiGroup			COM	172967101	3502	72,150	SH		SOLE		72,150	0	0
Comcast Corporation Class A Sp	COM	20030N200	2703	86,370	SH		SOLE		86,370	0	0
ConAgra, Inc.			COM	205887102	277	10,500	SH		SOLE		10,500	0	0
Consolidated Edison		COM	209115104	262	6,100	SH		SOLE		6,100	0	0
Curis, Inc.			COM	231269101	153	34,000	SH		SOLE		34,000	0	0
CV Therapeutics, Inc.		COM	126667104	721	49,000	SH		SOLE		49,000	0	0
CVS Corp.			COM	126650100	3142	87,000	SH		SOLE		87,000	0	0
Devon Energy Corporation	COM	25179M103	2442	42,650	SH		SOLE		42,650	0	0
Disney (Walt) Co.		COM	254687106	3009	128,975	SH		SOLE		128,975	0	0
Double Click			COM	258609304	1159	112,500	SH		SOLE		112,500	0	0
Dow Chemical Company		COM	260543103	270	6,500	SH		SOLE		6,500	0	0
Electronic Arts Inc.		COM	285512109	2265	47,500	SH		SOLE		47,500	0	0
Electronic Data Systems Corpor	COM	285661104	277	11,300	SH		SOLE		11,300	0	0
EMC Corp			COM	268648102	2273	175,950	SH		SOLE		175,950	0	0
Exxon Mobil Corporation		COM	30231G102	3722	90,789	SH		SOLE		90,789	0	0
FedEx Corporation		COM	31428X106	339	5,015	SH		SOLE		5,015	0	0
First Data Corporation		COM	319963104	2891	70,350	SH		SOLE		70,350	0	0
FleetBoston Financial Corp	COM	339030108	613	14,050	SH		SOLE		14,050	0	0
FPL Group, Inc. 8.50% Equity A	PRF STK	302571203	459	7,950	SH		SOLE		7,950	0	0
Gemstar-TV Guide Intl.		COM	36866W106	52	10,300	SH		SOLE		10,300	0	0
General Electric Co.		COM	369604103	3698	119,375	SH		SOLE		119,375	0	0
Goldman Sachs			COM	38141G104	2569	26,025	SH		SOLE		26,025	0	0
Grand Metropolitan LP 9.42%	PRF STK	386087209	264	9,900	SH		SOLE		9,900	0	0
Hewlett Packard Co		COM	428236103	2139	93,125	SH		SOLE		93,125	0	0
Industrial Select Sector SPDR	COM	81369Y704	430	16,075	SH		SOLE		16,075	0	0
Intel Corp.			COM	458140100	3476	108,450	SH		SOLE		108,450	0	0
International Business Machine	COM	459200101	2542	27,425	SH		SOLE		27,425	0	0
Intersil Corp			COM	46069S109	2186	87,975	SH		SOLE		87,975	0	0
iSHR Nasdaq Biotechnology Inde	COM	464287556	1727	24,000	SH		SOLE		24,000	0	0
J.P. Morgan Chase & Co.		COM	46625H100	2965	80,725	SH		SOLE		80,725	0	0
Kellogg Company			COM	487836108	259	6,800	SH		SOLE		6,800	0	0
Kerr-McGee Corporation		COM	492386107	279	6,000	SH		SOLE		6,000	0	0
Lance Inc.			COM	514606102	210	14,000	SH		SOLE		14,000	0	0
Lehman Bros. Hldgs Inc		COM	524908100	2064	26,735	SH		SOLE		26,735	0	0
Liberty Media Corporation	COM	530718105	2387	200,740	SH		SOLE		200,740	0	0
Lilly, Eli & Co.		COM	532457108	374	5,315	SH		SOLE		5,315	0	0
Lowes Companies Inc.		COM	548661107	2637	47,615	SH		SOLE		47,615	0	0
Medtronic Inc.			COM	585055106	2415	49,675	SH		SOLE		49,675	0	0
Mellon Bank			COM	585509102	2659	82,800	SH		SOLE		82,800	0	0
Merck & Co.			COM	589331107	291	6,300	SH		SOLE		6,300	0	0
Microsoft Corp			COM	594918104	3120	114,000	SH		SOLE		114,000	0	0
Millennium Pharmaceuticals Inc	COM	599902103	1996	107,000	SH		SOLE		107,000	0	0
ML Stride Boeing 6% Callable 5	PRF STK	59021J539	417	9,650	SH		SOLE		9,650	0	0
Morgan Stanley			COM	617446448	3701	63,950	SH		SOLE		63,950	0	0
Motorola, Inc. Equity Units 7%	PRF STK	620076208	376	8,650	SH		SOLE		8,650	0	0
National City Corporation	COM	635405103	248	7,300	SH		SOLE		7,300	0	0
Nortel Networks			COM	656568102	77	18,100	SH		SOLE		18,100	0	0
North Fork Bancorp		COM	659424105	3145	77,715	SH		SOLE		77,715	0	0
Nuveen NY Investment Quality M	MUT FD	67062X101	159	10,000	SH		SOLE		10,000	0	0
Nuveen NY Select Quality Munic	MUT FD	670976109	160	10,000	SH		SOLE		10,000	0	0
Omnicare, Inc.			COM	681904108	3120	77,250	SH		SOLE		77,250	0	0
Packaging Corp of America	COM	695156109	2489	113,850	SH		SOLE		113,850	0	0
Pepsico, Inc.			COM	713448108	2939	63,045	SH		SOLE		63,045	0	0
Pfizer, Inc.			COM	717081103	2650	75,015	SH		SOLE		75,015	0	0
Pixelworks, Inc.		COM	72581M107	1495	135,400	SH		SOLE		135,400	0	0
Plum Creek Timber Company Inc.	COM	729251108	277	9,100	SH		SOLE		9,100	0	0
PPG Industries, Inc.		COM	693506107	269	4,200	SH		SOLE		4,200	0	0
Public Service Enterprise Grp 	COM	744573106	267	6,100	SH		SOLE		6,100	0	0
R.R. Donnelley & Sons Co	COM	257867101	265	8,800	SH		SOLE		8,800	0	0
Rayonier Inc.			COM	754907103	759	18,282	SH		SOLE		18,282	0	0
SBC Communications Inc. w/Rts.	COM	78387G103	276	10,600	SH		SOLE		10,600	0	0
Scientific Atlanta Inc.		COM	808655104	1234	45,200	SH		SOLE		45,200	0	0
ServiceMaster Company		COM	81760N109	245	21,000	SH		SOLE		21,000	0	0
Simon Property Group, Inc.	COM	828806109	241	5,200	SH		SOLE		5,200	0	0
Sinclair Broadcast Group $3 Co	PRF STK	829226505	365	7,400	SH		SOLE		7,400	0	0
St. Paul Companies 9% Equity U	PRF STK	792860306	473	6,400	SH		SOLE		6,400	0	0
Target Corporation		COM	87612E106	2687	69,975	SH		SOLE		69,975	0	0
Thornburg Mortgage, Inc.	COM	885218107	250	9,200	SH		SOLE		9,200	0	0
Tribune Co.			COM	896047107	2224	43,100	SH		SOLE		43,100	0	0
Tyco International		COM	902124106	3376	127,400	SH		SOLE		127,400	0	0
Valero L.P.			COM	91913W104	249	5,000	SH		SOLE		5,000	0	0
Verizon Communications		COM	92343V104	277	7,900	SH		SOLE		7,900	0	0
Vertex Pharmaceuticals		COM	92532F100	414	40,000	SH		SOLE		40,000	0	0
Viacom Inc. Cl. B		COM	925524308	2646	59,619	SH		SOLE		59,619	0	0
Wal Mart Stores Inc		COM	931142103	1633	30,775	SH		SOLE		30,775	0	0
Walt Disney Company 7%		PRF STK	254687304	353	13,200	SH		SOLE		13,200	0	0
Washington Mutual Inc		COM	939322103	213	5,300	SH		SOLE		5,300	0	0
Wells Fargo & Co		COM	949746101	2948	50,060	SH		SOLE		50,060	0	0
Wells Fargo 7%			PRF STK	94976Y207	379	14,150	SH		SOLE		14,150	0	0
Williams-Sonoma, Inc		COM	969904101	2896	83,300	SH		SOLE		83,300	0	0
Yellow Roadway Corporation	COM	985577105	1331	36,800	SH		SOLE		36,800	0	0